Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	64 Months Ended	70 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000216959
Average Annual Return [Line Items]
Average Annual Return, Percent	4.28%	4.45%	4.62%
Without Sales Load [Member] | C000216959
Average Annual Return [Line Items]
Average Annual Return, Percent	6.63%	4.92%	5.07%
Without Sales Load [Member] | C000216960
Average Annual Return [Line Items]
Average Annual Return, Percent	6.94%	5.35%		4.19%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)	(0.35%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)		0.84%